Other Operating Expenses - Summary of Intangible Amortisation and (Reversals of) Impairments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	€ 6	€ 13
Reversals of impairments	3
Property development [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	2	3	€ 9
Reversals of impairments	0	0	0
Total	2	3	9
Software and other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	30	44	15
Reversals of impairments	0	0	0
Total	30	44	15
(Reversals of) other impairments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	42	112	41
Reversals of impairments	(24)	(5)	(14)
Total	18	107	27
Property and equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	10	65	17
Reversals of impairments	(24)	(5)	(14)
Total	€ (14)	€ 60	€ 3